Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.47%
New York–98.44%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,614,495
Series 2018 B, RB(a)	5.00%	12/15/2034	250	258,928
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	725	693,924
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,923,548
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $620,338)(b)(c)	4.00%	07/01/2029	674	13,476
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $637,231)(b)(c)	4.00%	07/01/2030	702	14,040
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $651,833)(b)(c)	4.00%	07/01/2031	730	14,604
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $360,947)(b)(c)	4.00%	07/01/2041	564	11,277
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $9,319,446)(b)(c)	4.00%	07/01/2051	10,040	200,793
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,897,728
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,429,307
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,941,708
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	2,985,497
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	7,500	8,016,556
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,735,101
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,396,106
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,256,742
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,693,777
Series 2016 A, Ref. RB	5.00%	07/15/2042	7,650	7,673,855
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,500,036
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	143,128
Series 2018, Ref. RB	5.00%	10/01/2033	150	153,133
Series 2018, Ref. RB	5.00%	10/01/2037	500	507,360
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	829,991
Buffalo Municipal Water Finance Authority; Series 2026 A, RB (INS - BAM)(e)	4.50%	07/01/2055	1,000	1,001,326
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(f)	5.25%	06/01/2046	1,500	1,500,833
Series 2026, RB(f)	5.50%	06/01/2056	1,600	1,568,986
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(f)	5.50%	09/01/2045	5,905	5,904,753
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(f)	5.00%	09/01/2044	625	618,734
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,533,021
Series 2018, RB	5.00%	06/01/2048	2,415	2,343,114
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(f)(g)	5.50%	12/31/2040	4,700	4,705,194
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2049	4,000	3,540,986
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(f)	5.63%	07/01/2045	1,000	1,011,491
Series 2025, RB(f)	6.00%	07/01/2060	3,000	3,024,920
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,272,314
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(f)	5.75%	06/01/2052	4,000	3,928,024
Series 2022, RB(f)	5.75%	06/01/2062	5,250	5,061,301
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(f)	5.25%	10/15/2050	7,500	7,262,404
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	524,266
Series 2022 A, RB	5.00%	07/01/2056	450	424,334
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	$875	$885,220
Series 2023, RB	5.25%	07/01/2057	3,750	3,783,879
Series 2023, RB	5.25%	07/01/2062	10,500	10,567,567
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,506,145
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,186,348
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,175,611
Series 2017 A, RB(f)	5.00%	06/01/2052	1,100	987,475
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,100,265
Series 2019, RB(f)	5.75%	02/01/2049	2,200	2,199,819
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(f)	4.00%	06/15/2041	610	546,969
Series 2021 A, RB(f)	4.00%	06/15/2051	735	583,445
Series 2021 A, RB(f)	4.00%	06/15/2056	530	403,328
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,216,005
Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	988,186
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.); Series 2026, RB(f)	6.50%	12/15/2045	6,000	6,079,522
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,584,163
Series 2021 A, RB(f)	4.00%	11/01/2051	695	552,784
Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	700	705,959
Series 2026, RB	5.25%	06/15/2051	950	958,090
Series 2026, RB	5.25%	06/15/2056	1,050	1,052,387
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,220,096
Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	45	42,204
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,160,384
Build NYC Resource Corp. (The Renaissance Charter School 2);
Series 2025, RB	5.25%	06/15/2045	1,900	1,914,258
Series 2025, RB	5.50%	06/15/2050	1,250	1,250,426
Series 2025, RB	5.50%	06/15/2055	1,000	981,356
Build NYC Resource Corp. (Trips Obligated Group);
Series 2025, RB(a)	5.50%	07/01/2050	6,750	7,012,110
Series 2025, RB(a)	5.50%	07/01/2055	6,750	6,953,791
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.50%	06/15/2053	2,125	2,125,239
Series 2023, RB(f)	5.50%	06/15/2063	1,375	1,356,832
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	825	871,756
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	625	677,158
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(f)	6.50%	07/01/2052	9,820	9,813,055
Series 2022, RB(f)	6.50%	07/01/2057	10,785	10,678,162
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	885	891,327
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,791,965
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,225
Series 2014, RB	5.00%	05/01/2039	250	250,175
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(f)	4.75%	07/01/2043	1,000	1,029,804
Series 2025, RB(f)	5.00%	07/01/2046	1,000	1,034,890
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	970,267
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	3,000	2,999,867
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	8,237,683
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,971	6,421,303
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	545	533,039
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	$1,950	$1,949,850
Empire State Development Corp.; Series 2024 A, RB	5.00%	03/15/2051	7,000	7,243,502
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,635,371
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,040,948
Series 2005 D, RB(d)	0.00%	06/01/2055	198,300	16,052,980
Series 2006 A, RB(d)(f)	0.00%	06/01/2060	200,000	5,348,000
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	20,750	21,007,424
Series 2025, RB	5.25%	12/01/2050	2,590	2,643,781
Series 2025, RB	5.50%	12/01/2055	5,000	5,202,483
Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	6,300	6,318,773
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(f)	5.50%	07/01/2044	5,495	5,277,982
Hempstead Town Local Development Corp.; Series 2022, RB	5.25%	06/15/2052	5,000	4,804,852
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,818,630
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,500	1,500,541
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,596
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,120
Series 2017, Ref. RB	5.00%	07/01/2038	565	570,181
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	17,000	16,315,636
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	834,035
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	555	555,965
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,614,205
Series 2023 E, RB	5.00%	09/01/2053	14,000	14,480,736
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.00%	11/15/2056	4,470	4,471,083
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	10,009,961
Series 2024 A, Ref. RB	5.00%	11/15/2045	1,040	1,088,657
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	21,906,451
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,729,055
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,044,588
Series 2017 A-1, RB	5.25%	11/15/2057	5,565	5,580,528
Series 2017 B-1, RB	5.25%	11/15/2057	20,000	20,190,454
Series 2019 C, RB (INS - AGI)(e)	4.00%	11/15/2045	560	530,760
Series 2020 A-1, RB	5.00%	11/15/2049	1,400	1,415,433
Series 2020 C-1, RB	5.00%	11/15/2050	9,950	10,051,701
Series 2020 C-1, RB	5.25%	11/15/2055	30,715	31,250,808
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,290	12,807,976
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,066,243
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(f)	5.00%	07/01/2054	3,325	2,979,994
Monroe County Industrial Development Corp. (Highland Hospital of Rochester);
Series 2015, Ref. RB	5.00%	07/01/2034	375	375,453
Series 2017, RB	5.00%	12/01/2046	2,075	2,075,097
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2038	890	891,242
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,022
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,683
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,900	1,713,891
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(f)	5.88%	07/01/2052	1,000	995,962
Series 2022, RB(f)	6.00%	07/01/2057	2,500	2,500,520
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	$8,470	$8,482,854
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	13,207,797
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	524,929
Series 2024, Ref. RB	5.25%	06/01/2054	500	518,245
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(f)	5.00%	06/01/2050	950	931,383
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(f)	0.00%	06/01/2061	400,000	13,784,440
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,045,491
Series 2016 A, RB	5.00%	11/15/2056	46,000	45,999,655
Nassau (County of), NY; Series 2019 A, GO Bonds (INS - AGI)(e)	5.00%	04/01/2049	5,000	5,108,994
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(d)(h)	0.00%	01/01/2058	546	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,314,974
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	804	683,865
Series 2006 A-3, RB	5.00%	06/01/2035	750	488,181
Series 2006 A-3, RB	5.13%	06/01/2046	615	368,529
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	22,640,287
Series 2006 D, RB(d)	0.00%	06/01/2060	625,715	29,012,903
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	1,826,260
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,478,262
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,836,778
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	17,990,697
Series 2019, RB	4.00%	11/01/2041	600	602,067
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,366,110
Series 2020 221, RB(a)	4.00%	07/15/2060	32,450	28,231,695
Series 2022, RB(a)	5.00%	01/15/2052	13,000	13,238,365
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,092,071
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	1,640	1,729,223
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	4,855	4,950,137
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,256,807
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	14,595,347
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,453,503
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,051
Series 1997 C, GO Bonds (INS - NATL)(e)	5.50%	11/15/2037	10	10,017
Series 2002 D, GO Bonds	5.25%	06/01/2027	145	145,300
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,695
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,011
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	37,100	33,733,813
Series 2020 D-1, GO Bonds (INS - BAM)(e)	4.00%	03/01/2050	20,000	18,307,716
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	21,350	19,399,150
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	17,000	15,651,303
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,226,855
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	5,979,028
Series 2024 C, GO Bonds	5.25%	03/01/2048	3,430	3,619,624
Series 2024 D, GO Bonds	5.25%	04/01/2054	20,000	20,835,682
Series 2025 D, GO Bonds	5.00%	10/01/2048	20,615	21,425,225
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,109,024
Series 2025, GO Bonds(i)	5.25%	08/01/2053	12,000	12,614,731
Series 2025, GO Bonds(i)	5.25%	10/01/2055	20,000	21,131,264
Series 2026 G, GO Bonds	5.25%	02/01/2053	10,875	11,454,831
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,609,625
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	4,000	4,215,403
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	700	644,013
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	$1,470	$1,324,202
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,285,331
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	4,250	4,458,631
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	380	351,588
Series 1998, RB	6.38%	11/01/2028	945	873,646
New York (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 E-2, RB	6.13%	11/01/2035	2,050	1,543,822
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	1,410	1,397,578
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	4,905	4,964,838
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	50,000	52,581,150
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	8,935,257
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,195,416
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,123,933
Series 2021 CC-1, RB(i)	5.00%	06/15/2051	13,350	13,695,369
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	11,302,569
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,537,743
Series 2024 AA, RB	5.00%	06/15/2051	4,750	4,926,573
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,359,787
Series 2024 AA-1, RB(i)	5.25%	06/15/2053	35,000	36,690,136
Series 2026, RB	5.50%	06/15/2056	12,500	13,548,209
Subseries 2025 AA-1, RB	5.25%	06/15/2055	14,325	15,150,242
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	801,795
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,420,578
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,446,699
Series 2020, RB	4.00%	05/01/2045	2,000	1,925,064
Series 2020, RB	4.00%	05/01/2046	10,000	9,438,155
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,625,186
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,132,769
Series 2022 C-1, RB	4.00%	02/01/2051	2,000	1,810,351
Series 2023 A-1, RB	5.00%	05/01/2053	9,995	10,242,805
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	25,597,862
Series 2023, RB	5.25%	05/01/2050	6,115	6,424,942
Series 2024 A-1, RB(i)	5.00%	05/01/2053	99,465	101,931,026
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,182,912
Series 2024, RB	5.25%	05/01/2051	12,650	13,304,521
Series 2024, RB	4.13%	05/01/2052	8,200	7,577,052
Series 2025 A, RB	5.00%	05/01/2054	10,000	10,312,193
Series 2025 B, RB	5.00%	05/01/2051	2,000	2,076,138
Series 2025 B, RB	5.25%	05/01/2055	10,875	11,435,121
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,767,380
Series 2025 E, RB	4.13%	11/01/2053	8,000	7,350,925
Series 2025 E, RB	5.00%	11/01/2053	10,000	10,292,270
Series 2025 H, RB	5.00%	11/01/2050	2,250	2,336,306
Series 2025 H, RB	5.50%	11/01/2051	2,160	2,323,847
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,882,509
Series 2025, RB(i)	5.50%	05/01/2053	15,000	16,071,680
Series 2026, RB	5.00%	02/01/2053	5,000	5,163,376
Series 2026, RB	5.50%	11/01/2054	6,250	6,749,002
Series 2026, RB	5.25%	11/01/2055	14,850	15,647,098
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	2,500	2,601,541
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2040	300	303,618
Series 2021 A, RB	4.00%	01/01/2041	220	221,578
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	$5,890	$5,983,673
Series 2018 A, Ref. RB	4.00%	03/15/2048	21,000	19,526,718
Series 2019 A, RB	4.00%	07/01/2045	6,530	6,344,419
Series 2020 A, RB (INS - BAM)(e)	4.00%	07/01/2050	3,295	2,962,478
Series 2020 A, Ref. RB	4.00%	03/15/2048	25,000	23,020,497
Series 2020 D, Ref. RB	4.00%	02/15/2047	19,075	17,831,394
Series 2020 D, Ref. RB	4.00%	02/15/2049	3,070	2,823,435
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,286,294
Series 2022 A, RB (INS - BAM)(e)	4.25%	10/01/2051	5,500	5,176,181
Series 2022 A, Ref. RB	4.00%	03/15/2049	41,305	38,034,734
Series 2022 A, Ref. RB	5.00%	05/01/2052	8,000	8,138,431
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,231,503
Series 2024 A, RB (INS - AGI)(e)	4.13%	10/01/2048	1,000	935,863
Series 2024 A, RB	5.50%	05/01/2049	2,015	2,102,756
Series 2024 A, Ref. RB	5.25%	03/15/2049	3,560	3,774,286
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	9,038,385
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,490,308
Series 2025 A, Ref. RB	5.00%	03/15/2047	2,000	2,109,273
Series 2025 A, Ref. RB	5.00%	03/15/2049	12,000	12,545,820
Series 2025 A, Ref. RB	5.00%	03/15/2050	6,000	6,253,250
Series 2025 A, Ref. RB	5.00%	03/15/2051	5,000	5,197,261
Series 2025 A, Ref. RB	5.00%	03/15/2053	16,500	17,086,986
Series 2025 A, Ref. RB	5.00%	03/15/2055	20,000	20,643,276
Series 2025 B, Ref. RB	5.00%	03/15/2052	15,580	16,145,297
Series 2025 C, Ref. RB	5.25%	03/15/2050	25,000	26,657,162
Series 2025 C, Ref. RB	5.00%	03/15/2055	2,000	2,070,455
Series 2025, RB	5.13%	11/15/2050	3,175	3,211,742
Series 2025, RB	5.13%	11/15/2055	3,325	3,339,279
Series 2026 A, Ref. RB	5.00%	03/15/2053	10,000	10,385,994
Series 2026 A, Ref. RB	5.25%	03/15/2056	5,000	5,292,037
Series 2026, RB	5.00%	10/01/2051	5,425	5,628,019
Series 2026, RB	5.00%	10/01/2055	3,475	3,587,802
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,632,538
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	7,405	6,180,577
Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	2,835	2,660,080
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	681,483
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	666,876
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,121,674
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,416,058
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	747,830
Series 2012 B, RB	5.00%	07/01/2032	195	194,436
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	620,800
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(e)	5.00%	07/01/2034	20	20,018
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2031	555	628,862
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	133,269
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(e)	5.25%	07/01/2030	25	25,818
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	11,200	10,441,594
Series 2020, RB	4.00%	07/01/2050	34,565	30,981,353
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,802,776
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,165,090
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(e)	5.00%	07/01/2051	2,000	2,051,440
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2037	$2,050	$1,946,003
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,434,672
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	32,509,022
Series 2024, RB	5.50%	11/01/2047	2,665	2,772,199
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(e)	4.50%	05/15/2036	30	30,020
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,680,442
Series 2016 A, Ref. RB	5.00%	07/01/2046	1,475	1,475,439
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,227,113
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,723,112
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(e)	4.00%	05/01/2054	4,285	3,859,655
Series 2024, Ref. RB	5.25%	05/01/2054	22,455	23,176,598
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	500,215
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	10,000	10,112,082
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	22,500	20,586,415
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	14,097,116
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	187,412
Series 2021, RB	5.00%	07/01/2051	750	617,015
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,118,048
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,575,511
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $23,695,000)(c)(f)	5.38%	09/01/2050	23,695	18,301,430
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,425,000)(c)(f)	5.38%	10/01/2042	7,425	6,009,670
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $2,079,550)(c)	5.00%	07/01/2047	2,000	1,716,041
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $12,347,674)(c)	5.00%	07/01/2057	12,000	9,697,501
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	32,250	33,233,244
Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	5,000	5,302,036
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,915,764
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,817,642
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,869,856
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	12,795	12,078,831
Series 2025 B-1, RB	5.25%	11/01/2065	5,000	5,081,493
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,029,751
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,774,441
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,007,019
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,863,786
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,024,930
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,733,374
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	95	95,049
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	300	300,173
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,035,742
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,711,222
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,608,219
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,031,255
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	$10,000	$9,242,142
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,249,296
Series 2020 A, Ref. RB	4.00%	11/15/2060	13,380	12,061,610
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,544,645
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.13%	11/15/2058	18,000	18,757,976
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	1,500	1,358,280
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	45,000	41,268,181
Series 2020 N, RB	4.00%	01/01/2044	10,000	9,839,365
Series 2020 N, RB	4.00%	01/01/2047	6,170	5,770,370
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,335,175
Series 2025 A, RB	5.00%	03/15/2049	5,000	5,237,766
Series 2025 A, RB	5.00%	03/15/2051	12,300	12,810,181
Series 2026 A, Ref. RB	5.00%	01/01/2051	5,000	5,190,998
Series 2026 A, Ref. RB	5.00%	01/01/2056	5,500	5,682,214
Series 2026 A, Ref. RB	5.25%	01/01/2056	2,750	2,904,910
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,887,467
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	23,220	23,812,883
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,310	3,038,224
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,738,125
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	13,536,435
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	16,868,054
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	5,155	4,790,583
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,592,547
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	20,000	20,469,242
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	930,804
New York City Housing Development Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	7,775	7,588,427
Series 2025, RB (CEP - GNMA)(i)	5.00%	11/01/2045	2,000	2,075,402
Series 2025, RB (CEP - GNMA)(i)	5.05%	11/01/2050	2,000	2,041,832
Series 2025, RB(i)	5.00%	11/01/2055	18,000	18,172,330
Series 2025, RB (CEP - GNMA)(i)	5.13%	11/01/2055	6,000	6,130,829
Series 2025, RB (CEP - GNMA)(i)	5.20%	11/01/2060	2,500	2,553,919
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	3,500	3,510,492
Series 2023, RB	4.80%	02/01/2053	22,140	22,206,132
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,944,487
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	3,500	3,515,887
Series 2025, RB	5.00%	08/01/2055	1,750	1,766,834
Series 2026, RB	5.00%	11/01/2055	25,000	25,258,582
Series 2026, RB	5.00%	05/01/2056	10,000	10,048,612
New York City Municipal Water Finance Authority; Series 2025, RB(i)	5.25%	06/15/2053	20,000	21,071,348
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2045	19,625	19,632,236
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,388,580
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	210	210,000
Series 2000 A, RB	6.63%	06/01/2042	15,625	15,626,550
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	20	20,379
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	8,702,476
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	14,524,042
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	14,056,843
Series 2010 A, RB(f)	6.25%	06/01/2041	31,014	30,616,435
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	$49,420	$23,178,484
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	1,052,385
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	18,702,068
Series 2005 S4B, RB(d)(f)	0.00%	06/01/2060	715,900	30,883,210
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	6,498,432
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,278,222
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	870,240
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(f)	5.00%	11/15/2044	4,045	4,048,287
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,520,060
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	21,015,228
New York State Dormitory Authority;
Series 2025, RB(i)	5.25%	03/15/2050	20,000	21,325,730
Series 2025, RB (INS - AGI)(e)(i)	5.50%	07/01/2050	4,000	4,321,314
Series 2025, RB (INS - AGI)(e)(i)	5.50%	07/01/2055	7,000	7,478,420
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(f)(k)	5.13%	09/03/2030	2,700	2,837,675
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 A, Ref. RB	5.00%	06/15/2046	6,100	6,177,129
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2023, Ref. RB	5.00%	06/15/2053	2,660	2,770,845
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(l)	5.50%	04/15/2035	615	709,481
New York State Thruway Authority; Series 2025, RB(i)	5.00%	03/15/2051	30,000	31,244,343
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	5	4,883
Series 2020 A, RB	4.00%	03/15/2049	36,685	34,121,412
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,870,120
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2047	5,000	4,721,418
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,500	17,499,554
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	6,095	6,202,434
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,273,488
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(a)(e)	5.00%	06/30/2049	7,350	7,385,436
Series 2023, RB(a)	6.00%	06/30/2054	13,160	13,720,945
Series 2023, RB (INS - AGI)(a)(e)	5.13%	06/30/2060	42,050	42,291,510
Series 2023, RB(a)	5.38%	06/30/2060	24,000	24,115,601
Series 2024, RB (INS - AGI)(a)(e)	5.00%	06/30/2049	5,000	5,035,129
Series 2024, RB(a)	5.50%	06/30/2054	21,810	22,118,319
Series 2024, RB (INS - BAM)(a)(e)	5.00%	06/30/2060	5,200	5,229,149
Series 2024, RB(a)	5.50%	06/30/2060	8,990	9,107,989
Series 2025, RB(a)	6.00%	06/30/2050	3,500	3,746,222
Series 2025, RB (INS - AGI)(a)(e)	6.00%	06/30/2055	1,000	1,073,299
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(a)(e)	5.25%	06/30/2049	7,750	7,956,586
Series 2025, RB(a)	6.00%	06/30/2055	7,000	7,436,302
Series 2025, RB(a)	6.00%	06/30/2059	3,000	3,163,708
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(e)	4.00%	07/01/2036	$5,345	$5,295,719
Series 2016 A, RB(a)	5.00%	07/01/2041	7,000	7,002,397
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,999,920
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,902,818
Series 2016 A, RB (INS - AGI)(a)(e)	4.00%	01/01/2051	8,900	7,683,313
Series 2016, RB (INS - AGI)(a)(e)	4.00%	07/01/2037	3,750	3,684,353
Series 2016, RB (INS - AGI)(a)(e)	5.00%	07/01/2046	4,990	4,992,138
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,036,612
Series 2023, RB(a)	5.63%	04/01/2040	15,000	15,937,969
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2041	16,000	16,667,155
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(a)(e)	5.25%	12/31/2054	40,025	41,058,586
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(a)	5.50%	12/31/2060	5,000	5,080,171
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	3,500	3,172,513
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,646,439
Series 2014, Ref. RB	5.25%	05/15/2040	275	269,666
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2032	775	778,985
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,343,343
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,408,955
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,493,251
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,113,563
Oneida Indian Nation; Series 2024 B, RB(f)	6.00%	09/01/2043	3,150	3,414,112
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2040	650	654,010
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,961
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,905,554
Series 2019, Ref. RB	4.00%	12/01/2049	8,850	8,258,451
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	9,790	9,787,760
Series 2025, RB	5.50%	12/01/2056	5,000	5,414,920
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,097,297
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,093,274
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,870,203
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,612,721
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,616,275
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	1,735	1,739,223
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,524,946
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,504,597
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,596,721
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	690	698,368
Series 2005 A, RB(d)(f)	0.00%	08/15/2045	3,660	1,065,430
Series 2005 C, RB(d)(f)	0.00%	08/15/2060	25,000	1,862,593
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	2,500	2,634,182
Schenectady County Capital Resource Corp. (One Broadway Center); Series 2025 A, RB	5.25%	01/01/2050	1,000	1,047,383
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,030,142
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	$270	$275,776
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	153,209
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	106,800
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	305,143
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	303,968
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	151,984
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	227,212
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	151,475
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	674,380
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	236,536
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	149,709
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	323,122
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	293,130
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	540,414
Series 2022, Ref. RB	5.25%	07/01/2041	440	464,859
Series 2022, Ref. RB	5.25%	07/01/2042	425	446,773
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,893,674
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,516,145
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	145	141,420
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,555	3,288,008
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,460
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	75	75,064
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,778,038
Series 2024, RB	6.00%	12/01/2053	10,000	10,227,286
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,115	1,894,036
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	30,805	30,831,209
Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,820	5,825,190
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(f)(m)	1.60%	03/15/2056	7,500	7,500,000
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	625,000
Triborough Bridge & Tunnel Authority;
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,802,689
Series 2024 A-1, RB	5.25%	05/15/2059	5,000	5,219,569
Series 2024 A-1, RB	5.25%	05/15/2064	5,000	5,202,663
Series 2025, RB(i)	5.25%	11/15/2055	16,000	16,877,381
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	27,444,346
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	12,617,867
Series 2019 C, RB	4.00%	11/15/2043	15,000	14,790,384
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,118,909
Series 2020 A, RB	5.00%	11/15/2054	4,850	4,938,310
Series 2021 A, RB	5.00%	11/15/2051	5,000	5,116,549
Series 2021 A, RB(i)	5.00%	11/15/2051	10,000	10,233,098
Series 2021 A, RB	5.00%	11/15/2056	17,270	17,584,388
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,209,487
Series 2022 C, RB	5.00%	05/15/2047	5,000	5,223,231
Series 2023 A, RB(i)	5.25%	05/15/2058	10,000	10,398,252
Series 2026 A, RB	5.25%	11/15/2054	8,250	8,749,014
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	$7,125	$6,555,876
Series 2023 A, RB	4.25%	05/15/2058	12,825	12,149,700
Series 2023 A, RB	4.50%	05/15/2063	40,000	39,120,104
Series 2025, RB	5.25%	12/01/2054	10,000	10,584,993
Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	4,500	4,401,590
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	13,352,891
Series 2017 A, Ref. RB	5.00%	06/01/2041	13,855	13,952,978
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	540	460,758
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(f)	6.20%	12/01/2042	5,500	5,577,910
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	484,932
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	2,500	2,434,161
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	3,255	3,659,158
Series 2025, RB (INS - AGI)(e)	6.50%	11/01/2055	5,500	6,139,475
Series 2026, RB(f)	6.38%	12/01/2055	1,500	1,554,838
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,112,550
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	4,162,191
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,540,048
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	526,166
Series 2022, Ref. RB	5.00%	01/01/2041	520	539,766
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,627,552
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,515,726
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(f)	5.00%	07/01/2046	10,340	10,045,828
Series 2021, Ref. RB(f)	4.50%	07/01/2056	8,200	6,848,409
Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	4,535,739
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	19,450,426
Series 2023, RB (INS - AGI)(e)	5.00%	11/01/2047	2,775	2,870,395
Series 2023, RB (INS - AGI)(e)	5.75%	11/01/2048	2,000	2,157,482
Series 2023, RB (INS - AGI)(e)	5.75%	11/01/2049	2,125	2,286,574
Series 2023, RB (INS - AGI)(e)	5.00%	11/01/2051	2,750	2,785,738
Series 2023, RB	6.25%	11/01/2052	2,560	2,681,224
Series 2023, RB (INS - AGI)(e)	5.75%	11/01/2053	1,000	1,066,544
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	16,265,915
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,490,153
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	3,270	3,155,883
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	420,127
Series 2019 A, RB	5.00%	10/15/2049	640	583,507
				3,815,619,107
Puerto Rico–7.50%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	985	999,947
Series 2002, RB	5.63%	05/15/2043	2,125	2,154,771
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	4,172,850
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	29,302,569
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	17,976,648
PRHTA Custodial Trust; Series 2022 L, RB(d)	0.00%	12/06/2049	697	398,791
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	$3,424	$2,499,011
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,510	1,534,520
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,036,932
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,406	1,522,756
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,555,730
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,385,872
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	2,029,104
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,659,908
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	14,030	12,443,296
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	330	322,043
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $66,974)(c)	6.63%	01/01/2027	63	63,262
Series 2023 A, RB (Acquired 05/26/2000; Cost $539,218)(c)	6.63%	01/01/2028	484	481,785
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	465	465,613
Series 2012, Ref. RB	5.00%	10/01/2042	200	194,449
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 09/23/2011-12/28/2011; Cost $3,859,142) (INS - NATL)(c)(e)	5.00%	07/01/2033	4,005	4,006,245
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	78,065	28,494,990
Series 2018 A-1, RB(d)	0.00%	07/01/2051	37,047	9,949,946
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,871,565
Series 2018 A-1, RB	5.00%	07/01/2058	26,456	26,143,663
Series 2019 A-2, RB	4.54%	07/01/2053	976	910,806
Series 2019 A-2, RB	4.78%	07/01/2058	17,880	17,224,761
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,225,506
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,555,000
Series 2006 Q, RB (Acquired 12/01/2006-07/10/2007; Cost $24,375,000)(c)	5.00%	06/01/2030	24,375	24,192,541
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	64,907,603
				290,682,483
Virgin Islands–0.35%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	540	540,306
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(f)	6.00%	04/01/2053	9,250	9,361,641
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(e)	5.00%	10/01/2032	1,945	1,963,010
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,603,538
				13,468,495
Guam–0.18%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	4,000	4,167,663
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	210	210,698
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	2,680	2,646,647
				7,025,008
Total Municipal Obligations (Cost $4,367,375,802)				4,126,795,093
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)	11,215	$0
TOTAL INVESTMENTS IN SECURITIES(n)–106.47% (Cost $4,367,375,802)		4,126,795,093
FLOATING RATE NOTE OBLIGATIONS–(7.00)%
Notes with interest and fee rates ranging from 2.12% to 2.99% at 05/31/2026 and contractual maturities of collateral ranging from 11/01/2045 to 11/01/2060(o)		(271,240,000)
OTHER ASSETS LESS LIABILITIES–0.53%		20,507,297
NET ASSETS–100.00%		$3,876,062,390
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $879,190, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2026 was $141,410,774, which represented 3.65% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $327,577,405, which represented 8.45% of the Fund’s Net Assets.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.55%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $381,656,266 are held by TOB Trusts and serve as collateral for the $271,240,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,126,795,093	$0	$4,126,795,093
Preferred Stocks	—	—	0	0
Total Investments	$—	$4,126,795,093	$0	$4,126,795,093
Invesco Rochester® New York Municipals Fund